LONGTERM DEBT AND OTHER SHORTTERM BORROWINGS (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Total long-term debt associated with Camber Energy, Inc.	$ 33,927,760	$ 21,500,000
Total long-term debt	33,927,760	21,500,000
Less current portion	0
unamortized debt discount	(12,888,029)	0
Principal value of debt	46,815,789	21,500,000
Total		33,927,760
Discover Growth Fund, LLC 2 [Member]
Total	12,000,000	12,000,000
Discover Growth Fund, LLC [Member]
Total	26,315,789	0
Discover Growth Fund, LLC 1 [Member]
Total	6,000,000	6,000,000
Discover Growth Fund, LLC 3 [Member]
Total	2,500,000	2,500,000
Discover Growth Fund, LLC 4 [Member]
Total	$ 0	$ 1,000,000